Note 8 - Income Taxes (Detail) - Components of Deferred Income Tax Assets and Liabilities (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Current deferred income tax asset:
Accrued vacation and compensation	$ 45,000	$ 111,000	$ 112,000	$ 178,000
Reserves for warranty and doubtful accounts	20,000	51,000	17,000	18,000
Other	34,000
Total	99,000	162,000	129,000	1,506,000
Non-current deferred income tax asset:
Stock-based compensation expense	869,000	818,000	779,000	667,000
Deferred revenue/other	1,133,000	472,000	420,000	390,000
Net operating loss carryforward	2,705,000	1,672,000		1,310,000
Less valuation allowance	(1,276,000)	(818,000)	(779,000)	(681,000)
Total	3,431,000	3,064,000	420,000	376,000
Current deferred income tax liability:
Completed contract accounting			180,000	217,000
Prepaid expenses	87,000	54,000	28,000
Total	87,000	54,000	208,000	217,000
Non-current deferred income tax liability
Depreciation	$ 3,225,000	$ 3,221,000	$ 28,000	$ 28,000